RELATED PARTIES TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2021
Management fees and share-based payments
	Three Months ended September 30, 2021	Three Months ended September 30, 2020	Nine Months ended September 30, 2021	Nine Months ended September 30, 2020

Management Fees	53,908	44,656	142,475	150,222